Share capital (Details) - Stock options	3 Months Ended
Mar. 31, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options, Options outstanding, beginning | shares	4,756,174
Number of options, Options granted | shares	1,228,182
Number of options, Options forfeited | shares	(112,500)
Number of options, Options cancelled | shares	(275,000)
Number of options, Options outstanding, ending | shares	5,596,856
Weighted average exercise price, Options outstanding, beginning | $ / shares	$ 2.73
Weighted average exercise price, Options granted | $ / shares	4.52
Weighted average exercise price, Options forfeited | $ / shares	8.41
Weighted average exercise price, Options cancelled | $ / shares	11.75
Weighted average exercise price, Options outstanding, ending | $ / shares	$ 2.63